Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Schedule of Components of Lease Expense	The components of lease expense were as follows:
	For the Years Ended December 31,
	2023	2022	2021
Operating lease cost	$212,480	$214,959	$85,481
Short-term lease costs	-	-	-
Total lease cost	$212,480	$214,959	$85,481

Schedule of Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to leases was as follows:
	For the Years Ended December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$240,000	$42,484	$10,075

Weighted-average remaining lease term	3.0 years	4.0 years	14.2 years
Weighted-average discount rate	3.50%	3.50%	3.75%

Schedule of Supplemental Balance Sheet Information Related to Leases	Supplemental balance sheet information related to leases was as follows:
	As of December 31,
	2023	2022
Operating lease right-of-use assets	$571,168	$783,658
Total lease right-of-use assets	571,168	783,658

Operating lease liabilities, current	219,917	212,814
Operating lease liabilities, non-current	463,196	683,113
Total operating lease liabilities	$683,113	$895,927

Schedule of Maturity of our Operating Lease Liabilities	The following table summarizes the maturity of our operating lease liabilities as of December 31, 2023:
2024	240,000
2025	240,000
2026	240,000
Total	720,000
Less imputed interest	(36,887)
Total operating lease liabilities	$683,113